Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Warrants (Tables) [Line Items]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model

The significant unobservable inputs used in the measurement of fair value of Private Warrant as of December 31, 2023 and 2024 are as follows:

As of December 31, 2023
Expected term (in years)	4.38
Volatility	64.34%
Risk-free interest rate	3.90%
Dividend yield	-

As of December 31, 2024
Expected term (in years)	3.38
Volatility	82.07%
Risk-free interest rate	4.30%
Dividend yield	-

Schedule of Status of Warrants Outstanding and Exercisable

The table summarize the status of warrants outstanding and exercisable as of December 31, 2024:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2023	12,431,674	$10.72
Warrants exercisable, as of December 31, 2023	12,431,674	$10.72
Issued	-	-
Exercised	-	-
Expired	-	-
Warrants outstanding, as of December 31, 2024	12,431,674	$10.72
Warrants exercisable, as of December 31, 2024	12,431,674	$10.72

Warrant [Member]
Warrants (Tables) [Line Items]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model

The table summarizes the assumptions of the initial fair value of warrants under Black-Scholes-Merton model:

	GEM Warrants	Public Warrants and Private Warrants	Common Warrants	PA Warrants
Expected term (in years)	3	5	5	5
Volatility	59.84%	59.84%	63.84%	63.84%
Risk-free interest rate	3.94%	3.59%	4.80%	4.80%
Dividend yield	-	-	-	-